FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets:
Available-for-sale securities	¥ 150,922	$ 20,676	¥ 104,134
Fair Value, Measurements, Recurring
Assets:
Short term investments - equity linked notes	520,376		48,875
Equity securities applying fair value option	97,372		228,706
Available-for-sale securities			104,134
Equity securities with readily determinable fair value	542,024		330,414
Liabilities:
Available-for-sale securities	150,922
Convertible senior notes			782,969
Foreign exchange forward contracts- payable	15,765		25,307
Financial liabilities measured at fair value(current and non-current portion)	3,194,444		831,333
Foreign exchange forward contracts- payable	15,765		25,307
Fair Value, Measurements, Recurring | Foreign exchange forward contracts
Assets:
Derivative assets	115,220		103,100
Fair Value, Measurements, Recurring | Foreign exchange option
Liabilities:
Derivative liability interest rate swap	5,024		1,159
Fair Value, Measurements, Recurring | Level 1
Assets:
Short term investments - equity linked notes			48,875
Equity securities applying fair value option			0
Available-for-sale securities			0
Equity securities with readily determinable fair value	542,024		330,414
Liabilities:
Convertible senior notes			0
Foreign exchange forward contracts- payable			0
Financial liabilities measured at fair value(current and non-current portion)			0
Foreign exchange forward contracts- payable			0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange forward contracts
Assets:
Derivative assets			0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap			0
Fair Value, Measurements, Recurring | Level 2
Assets:
Short term investments - equity linked notes	520,376
Liabilities:
Foreign exchange forward contracts- payable	15,765		25,307
Foreign exchange forward contracts- payable	15,765		25,307
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange forward contracts
Assets:
Derivative assets	115,220		103,100
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities applying fair value option	97,372		228,706
Available-for-sale securities			104,134
Liabilities:
Available-for-sale securities	150,922
Convertible senior notes			782,969
Financial liabilities measured at fair value(current and non-current portion)	3,194,444		831,333
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap	¥ 5,024		¥ 1,159